Income Taxes - Significant Components of Company's Net Deferred Tax Asset (Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Allowance for credit losses	$ 1,722	$ 1,756
Accrued expenses	485	476
Pension and postretirement benefits	277	523
Securities available-for-sale and financial instruments	172
Stock compensation	165	183
Federal, state and foreign net operating loss carryforwards	72	60
Partnerships and other investment assets	646	395
Other deferred tax assets, net	179	180
Gross deferred tax assets	3,718	3,573
Deferred Tax Liabilities
Leasing activities	(2,872)	(2,792)
Mortgage servicing rights	(835)	(490)
Goodwill and other intangible assets	(666)	(565)
Loans	(211)	(168)
Fixed assets	(147)	(201)
Securities available-for-sale and financial instruments		(232)
Other deferred tax liabilities, net	(210)	(361)
Gross deferred tax liabilities	(4,941)	(4,809)
Valuation allowance	(82)	(84)
Net Deferred Tax Asset (Liability)	$ (1,305)	$ (1,320)